INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

The breakdown of the deferred tax asset as of December 31 2016, and 2015 is as follows:

	2016	2015
	U.S. dollars in thousands
Deferred tax assets:
Net operating loss carry-forward	$9,259	$6,768
Valuation allowance	(9, 259)	(6,768)
	$—	$—

Summary of valuation allowance of deferred taxes
U.S. dollars in thousands
Valuation allowance, December 31, 2015	$6,768
Increase	2,491
Valuation allowance, December 31, 2016	$9,259

Schedule of reconciliation between the theoretical tax expense

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the Statement of Operations, is as follows:

	Year ended December 31,
	2016	2015
Loss before taxes, as reported in the consolidated statements of operations	$7,266	$7,462

Federal statutory rate	35%	35%

Theoretical tax benefit on the above amount at federal statutory tax rate	2,543	2,611

Losses and other items for which a valuation allowance Was provided or benefit from loss carry forward	(2,491)	(2,611)

Actual tax expense	52	—